Plant and equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, plant and equipment
Depreciation is calculated based on the cost, net of the estimated residual value, over the estimated useful life of the assets on the following bases and rates:

Assets	Basis	Rate
Heavy equipment	Straight-line	Operating hours
Major component parts in use	Straight-line	Operating hours
Other equipment	Straight-line	5 – 10 years
Licensed motor vehicles	Straight-line	5 – 10 years
Office and computer equipment	Straight-line	4 years
Buildings	Straight-line	10 years
Leasehold improvements	Straight-line	Over shorter of estimated useful life and lease term

December 31, 2014	Cost	Accumulated Deprecation	Net Book Value
Heavy equipment	$142,052	$42,292	$99,760
Major component parts in use	112,645	55,895	56,750
Other equipment	41,739	18,758	22,981
Licensed motor vehicles	24,247	20,763	3,484
Office and computer equipment	9,355	8,216	1,139
Buildings	2,791	2,606	185
Assets under capital lease	101,606	25,007	76,599
	$434,435	$173,537	$260,898

December 31, 2013	Cost	Accumulated Deprecation	Net Book Value
Heavy equipment	$251,872	$96,038	$155,834
Major component parts in use	60,484	23,472	37,012
Other equipment	27,594	11,511	16,083
Licensed motor vehicles	25,911	22,474	3,437
Office and computer equipment	13,846	11,882	1,964
Buildings	4,691	2,650	2,041
Leasehold improvements	9,946	6,187	3,759
Assets under capital lease	72,627	14,782	57,845
	$466,971	$188,996	$277,975